STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (874,855)	$ (1,706,729)	$ (4,344,532)	$ (2,381,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	233,505	600,000	2,264,081	0
Depreciation	7,834	4,769	9,982	719
Acquistion of Pick Pocket and subscription payable treated as officer compensation				1,200,000
Debt discount amortization	10,000
Changes in operating assets and liabilities:
Accounts receivable	(67,451)		(8,182)	7,250
Prepaids and other current assets	(7,422)	(3,557)	4,979	(6,851)
Accounts payable	9,775	(21,246)	69,356	3,490
Accrued liabilities	5,283	(10,333)	(32,595)	70,423
Accrued interest, related party	37,500	12,466
Net cash used in operating activities	(645,831)	(1,124,630)	(2,036,911)	(1,106,374)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(9,207)	(10,281)	(21,142)
Net cash used in investing activities		(9,207)	(10,281)	(21,142)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	120,000
Proceeds from subscription receivables				221,000
Payments on notes payable	(3,041)			(30,000)
Advances from related party	173,261	73,000	193,739
Proceeds from convertible notes payable	200,000
Payments on convertible notes	(36,890)
Payment of deferred offering costs		(22,831)		(54,801)
Proceeds from sale of common stock	175,000	471,967	1,238,430	1,412,050
Net cash provided by financing activities	628,330	522,136	1,432,169	1,548,249
Change in cash and cash equivalents	(17,501)	(611,701)	(615,023)	420,733
Cash and cash equivalents, beginning of period	22,818	637,841	637,841	217,108
Cash and cash equivalents, end of period	5,317	26,140	22,818	637,841
Supplemental disclosures of cash flow information:
Cash paid for interest	58,750	10,548	50,542
Cash paid for income taxes
Non-cash investing and financing activities:
Right of use asset and liability		$ 104,665	104,665
Issuance of a related party notes payable for Pick Pocket				1,000,000
Subscription receivable treated as officer compensation			200,000	$ 200,000
Prepaid through issuance of common stock			$ 557,052